CONVERTIBLE DEBT (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Contractual terms (in years)			1 year 3 months
Risk-free interest rate			1.46%
Expected volatility			87.90%
Maximum [Member]
Contractual terms (in years)			9 months
Risk-free interest rate			3.75%
Expected volatility			157.20%